RETIREMENT BENEFIT PLANS (Schedule Of Pension Plan Assets At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 14,694		$ 14,080
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8		195
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	14,686		13,885
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0		0
Cash | Bank account
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8		195
Cash | Bank account | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	8		195
Cash | Bank account | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0		0
Cash | Bank account | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0		0
Index-linked government bonds | Legal & General Index-Linked Gilts Index (various tenders)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	12,630	[1]	11,909	[1]
Index-linked government bonds | Legal & General Index-Linked Gilts Index (various tenders) | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	[1]	0	[1]
Index-linked government bonds | Legal & General Index-Linked Gilts Index (various tenders) | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	12,630	[1]	11,909	[1]
Index-linked government bonds | Legal & General Index-Linked Gilts Index (various tenders) | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	[1]	0	[1]
Government bonds | Legal & General Over 15 Year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,056	[2]	1,976	[2]
Government bonds | Legal & General Over 15 Year Gilts Index | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0	[2]	0	[2]
Government bonds | Legal & General Over 15 Year Gilts Index | Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,056	[2]	1,976	[2]
Government bonds | Legal & General Over 15 Year Gilts Index | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 0	[2]	$ 0	[2]

[1]	This category represents funds consisting of index-linked gilts and is designated to follow a benchmark index.
[2]	This category represents funds consisting of gilts and is designated to follow a benchmark index.